UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22018
Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
March 31, 2009

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 6.5%

	Auto – 2.5%

$596	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B	0.616%	5/15/11	AAA	$582,217
2,348	Capital Auto Receivables Asset Trust, Series 2008-A2B	1.256%	9/15/10	AAA	2,333,990
3,458	Fifth Third Auto Trust 2008-1a-2B	1.806%	2/15/11	AAA	3,426,074
2,284	Ford Credit Auto Owners Trust 2008B-A2	1.756%	12/15/10	AAA	2,270,400
531	Harley-Davidson Motorcycle Trust 2006-3 Class A3	5.240%	1/15/12	AAA	527,890
180	Nissan Auto Receivables Owner Trust 2006-CA3	5.440%	4/15/10	AAA	180,625
443	Nissan Auto Receivables Owner Trust, Series 2008-A2	1.056%	5/17/10	AAA	442,459
1,782	Nissan Auto Receivables Owners Trust 2008-C	3.037%	12/15/09	AAA	1,782,915
5,568	Volkswagen Auto Loan Enhanced Trust, 2008-2. Class A1	2.358%	1/20/10	A-1+	5,566,911

17,190	Total Autos				17,113,481

	Credit Cards – 2.4%

6,900	American Express Credit Card Master Trust, 2002-5 Class A	0.726%	2/15/12	AAA	6,843,036
8,000	Chase Credit Card Master Trust, Issuance 2008-A7	1.206%	11/15/11	AAA	7,900,600
1,900	Citibank Credit Card Issuance Trust, Series 2004-A3	1.230%	9/15/11	AAA	1,883,932

16,800	Total Credit Cards				16,627,568

	Other – 1.6%

3,344	NelNet Student Loan Trust 2008-4 Class A1	1.689%	4/27/15	AAA	3,319,610
4,010	SLM Student Loan Trust 2007-7 Class A1	1.299%	10/25/12	AAA	3,972,958
2,048	SLM Student Loan Trust 2008-6 Class A1	1.559%	10/27/14	AAA	2,029,792
1,673	SLM Student Loan Trust, Series 2008-1, Class A1	1.409%	7/25/13	AAA	1,666,704

11,075	Total Other				10,989,064

$45,065	Total Asset-Backed Securities (cost $44,874,801)				44,730,113

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Foreign Corporate Bonds and Sovereign Debt – 25.1%

	Canada – 2.2%

19,000 CAD	Inter-American Development Bank	3.400%	7/21/10	AAA	$15,273,239

	Colombia – 4.5%

75,295,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	30,662,344

	France – 2.6%

18,000 USD	Societe Financement de l’Economie Francaise	2.000%	2/25/11	AAA	18,072,306

	Hungary – 2.7%

4,500,000 HUF	Republic of Hungary, Treasury Bill	6.750%	4/12/10	BBB	18,530,266

	Norway – 2.8%

130,000 NOK	Norwegian Government Bond	5.500%	5/15/09	AAA	19,405,038

	Turkey – 10.3%

10,000 TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	BB-	5,975,041
105,000 TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	N/R	64,506,089

115,000 TRY	Total Turkey				70,481,130

	Total Sovereign Debt (cost $199,674,772)				172,424,323

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 1.4%

$9,500	U.S. Treasury Notes (5)	1.750%	11/15/11	AAA	$9,687,083

$9,500	Total U.S. Government and Agency Obligations (cost $9,585,323)				9,687,083

Principal
Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 63.1%

	Foreign Corporate Bonds Sovereign Debt – 16.9%

	Brazil – 11.2%

151,884 BRL	Letra De Tesouro Nacional	0.000%	10/01/09	N/R	$62,427,974
35,000 BRL	Letra De Tesouro Nacional	0.000%	7/01/09	N/R	14,728,606

186,884 BRL	Total Brazil				77,156,580

	Germany – 3.8%

32,000 CAD	Landwirtschaftliche Rentenbank	4.250%	9/01/09	AAA	25,696,700

	Iceland – 1.0%

820,000 ISK	Republic of Iceland, Treasury Obligations	8.500%	6/12/09	BBB+	6,590,178

	Malaysia – 0.9%

6,000 USD	Republic of Malaysia	8.750%	6/01/09	A-	6,057,480

	Total Foreign Corporate Bonds and Sovereign Debt				115,500,938

	U.S. Government and Agency Obligations – 42.6%

$27,000	Federal Home Loan Banks, Discount Notes	0.000%	4/02/09	AAA	$26,997,900
22,500	Federal Home Loan Banks, Discount Notes	0.000%	4/13/09	AAA	22,498,442
9,000	Federal Home Loan Banks, Discount Notes	0.000%	4/20/09	AAA	8,998,955
2,000	Federal Home Loan Banks, Discount Notes	0.000%	4/22/09	AAA	1,999,743
10,000	Federal Home Loan Banks, Discount Notes	0.000%	4/24/09	AAA	9,998,722
9,000	Federal Home Loan Banks, Discount Notes	0.000%	5/01/09	AAA	8,997,275
5,000	Federal Home Loan Banks, Discount Notes	0.000%	5/04/09	AAA	4,998,396
10,000	Federal Home Loan Banks, Discount Notes	0.000%	5/07/09	AAA	9,996,500
32,000	Federal Home Loan Banks, Discount Notes	0.000%	5/08/09	AAA	31,988,530
5,000	Federal Home Loan Banks, Discount Notes	0.000%	5/15/09	AAA	4,989,000
24,000	Federal Home Loan Banks, Discount Notes	0.000%	5/18/09	AAA	23,989,346
9,000	Federal Home Loan Banks, Discount Notes	0.000%	5/26/09	AAA	8,994,500
10,000	Federal Home Loan Banks, Discount Notes	0.000%	6/01/09	AAA	9,997,200
2,000	Federal Home Loan Banks, Discount Notes	0.000%	6/02/09	AAA	1,999,432
21,000	Federal Home Loan Banks, Discount Notes (5)	0.000%	6/22/09	AAA	20,992,104
12,000	Federal Home Loan Banks, Discount Notes	0.000%	6/29/09	AAA	11,995,104
3,000	Federal Home Loan Banks, Discount Notes	0.000%	7/01/09	AAA	2,998,596
5,000	Federal Home Loan Banks, Discount Notes	0.000%	7/02/09	AAA	4,994,250
10,000	Federal Home Loan Banks, Discount Notes	0.000%	7/14/09	AAA	9,994,660
10,000	Federal Home Loan Banks, Discount Notes (5)	0.000%	8/04/09	AAA	9,990,800
4,100	Federal Home Loan Banks, Discount Notes	0.000%	8/05/09	AAA	4,096,195
3,000	Federal Home Loan Banks, Discount Notes	0.000%	8/26/09	AAA	2,996,754
16,260	Federal Home Loan Banks, Discount Notes	0.000%	9/04/09	AAA	16,239,919
10,000	Federal Home Loan Banks, Discount Notes	0.000%	9/09/09	AAA	9,987,250
9,800	Federal Home Loan Banks, Discount Notes	0.000%	9/11/09	AAA	9,787,358
2,000	Federal Home Loan Banks, Discount Notes	0.000%	9/18/09	AAA	1,997,308
10,000	Federal Home Loan Banks, Discount Notes	0.000%	9/23/09	AAA	9,986,151

302,160	Total U.S. Government and Agency Obligations				292,500,390

	Repurchase Agreements – 3.6%

$24,598	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price	0.100%	4/01/09	N/A	24,597,834
	$24,597,902, collateralized by $25,120,000 U.S. Treasury Bills, 0.000%, due
	8/27/09, value $25,089,856

	Total Short-Term Investments (cost $433,789,413)				432,599,162

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount (4)	Amount	Date	Price	Value

	Call Options – 1.1%

Currency Option	Goldman Sachs	9,518,000,000 JPY	100,000,000 USD	3/29/12	95.180 JPY	$7,472,500

	Total Call Options (cost $7,472,500)					7,472,500

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (3)	Date	Price	Value

	Put Options – 1.2%

Currency Option	Goldman Sachs	70,000,000 USD	840,000,000 MXN	6/12/09	12.000 MXN	$1,021,930
Currency Option	Goldman Sachs	100,000,000 USD	9,518,000,000 JPY	3/29/12	95.180 JPY	7,472,500

	Total Put Options (cost $9,424,087)					8,494,430

	Total Investments (cost $704,820,896) – 98.4%					675,407,611

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount (4)	Amount	Date	Price	Value

	Call Options Written – (0.3)%

Currency Option	Goldman Sachs	(1,439,200,000) MXN	(70,000,000) USD	6/12/09	20.560 MXN	$(1,806,210)

	Total Call Options Written (premiums received $1,951,587)					(1,806,210)

	Other Assets Less Liabilities – 1.9%					12,529,725

	Net Assets – 100%					$686,131,126

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at March 31, 2009:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	45,700,000	U.S. Dollar	20,365,419	4/02/09	$665,020
Brazilian Real	16,014,876	U.S. Dollar	6,503,503	10/01/09	(125,967)
Brazilian Real	2,085,124	U.S. Dollar	817,696	10/01/09	(45,456)
Canadian Dollar	8,127,978	U.S. Dollar	6,376,385	9/01/09	(84,410)
Canadian Dollar	19,633,017	U.S. Dollar	15,310,783	7/21/10	(364,167)
Colombian Peso	34,163,212,500	U.S. Dollar	13,275,000	5/04/09	(108,168)
Colombian Peso	45,712,290,000	U.S. Dollar	17,670,000	5/04/09	(237,427)
Colombian Peso	32,000,000,000	U.S. Dollar	12,082,311	5/27/09	(404,940)
Colombian Peso	33,901,576,339	U.S. Dollar	12,858,554	5/27/09	(370,742)
Hong Kong Dollar	385,250,000	U.S. Dollar	49,930,661	5/06/10	136,521
Hungarian Forint	5,140,980,000	U.S. Dollar	23,209,842	4/01/09	1,024,526
Hungarian Forint	9,847,650,000	U.S. Dollar	39,748,335	6/04/09	(2,125,741)
Iceland Krona	799,072,027	U.S. Dollar	9,237,867	6/12/09	2,925,377
Swedish Krona	286,790,000	U.S. Dollar	34,772,118	4/20/09	(115,354)
Turkish Lira	57,500,000	U.S. Dollar	32,167,832	4/20/09	(2,240,175)
Turkish Lira	57,500,000	U.S. Dollar	32,162,434	4/20/09	(2,245,572)
Turkish Lira	1,780,000	U.S. Dollar	1,000,000	4/20/09	(65,152)
U.S. Dollar	20,000,000	Brazilian Real	45,700,000	4/02/09	(299,601)
U.S. Dollar	33,000,000	Canadian Dollar	41,883,600	4/16/09	220,651
U.S. Dollar	32,959,500	Australian Dollar	50,000,000	4/17/09	1,769,037
U.S. Dollar	32,861,000	Australian Dollar	50,000,000	4/17/09	1,867,537
U.S. Dollar	32,874,000	Australian Dollar	50,000,000	4/17/09	1,854,537
U.S. Dollar	34,082,750	New Zealand Dollar	65,000,000	4/17/09	2,961,322
U.S. Dollar	34,120,385	New Zealand Dollar	65,000,000	4/17/09	2,923,687
U.S. Dollar	34,000,000	Mexican Peso	500,973,000	4/20/09	1,247,287
U.S. Dollar	34,000,000	Mexican Peso	500,939,000	4/20/09	1,244,895
U.S. Dollar	68,000,000	South African Rand	679,133,136	4/20/09	3,376,923
U.S. Dollar	34,000,000	Swedish Krona	286,790,000	4/20/09	887,472
U.S. Dollar	2,000,000	Turkish Lira	3,565,000	4/20/09	133,296
U.S. Dollar	34,000,000	Turkish Lira	58,102,600	4/20/09	768,603
U.S. Dollar	20,870,000	Chilean Peso	12,041,990,000	4/27/09	(234,364)
U.S. Dollar	18,220,000	Chilean Peso	10,503,830,000	4/27/09	(220,216)
U.S. Dollar	16,000,000	Chilean Peso	9,192,000,000	4/27/09	(248,221)
U.S. Dollar	20,000,000	Norwegian Krone	136,090,000	4/29/09	226,303
U.S. Dollar	18,000,000	Norwegian Krone	123,930,000	4/29/09	419,030
U.S. Dollar	18,000,000	Norwegian Krone	121,626,000	4/29/09	76,599
U.S. Dollar	34,000,000	Norwegian Krone	228,531,000	4/29/09	(34,703)
U.S. Dollar	8,000,000	Brazilian Real	18,120,000	5/05/09	(248,168)
U.S. Dollar	20,198,895	Brazilian Real	45,700,000	5/05/09	(648,194)
U.S. Dollar	14,800,000	Chilean Peso	8,524,800,000	5/27/09	(212,146)
U.S. Dollar	13,681,592	Colombian Peso	33,000,000,000	5/27/09	(804,115)
U.S. Dollar	13,635,133	Colombian Peso	32,901,576,339	5/27/09	(796,064)
U.S. Dollar	22,935,445	Hungarian Forint	5,140,980,000	6/04/09	(1,075,023)
U.S. Dollar	50,000,000	Hong Kong Dollar	385,250,000	5/06/10	(205,860)

					$11,168,677

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$49,229,918	$626,177,693	$—	$675,407,611
Derivatives*	—	11,168,677	—	11,168,677
Call options written	—	(1,806,210)	—	(1,806,210)

Total	$49,229,918	$635,540,160	$—	$684,770,078

* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forward and swap contracts.
Derivative Instruments and Hedging Activities
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value

Foreign currency exchange rate	Forwards	Unrealized appreciation on forward foreign currency exchange contracts	$24,728,623	Unrealized appreciation on forward foreign currency exchange contracts	$13,559,946

Foreign currency exchange rate	Options	Investments, at value	15,966,930	Call options written, at value	1,806,210

Total			$40,695,553		$15,366,156

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments (excluding call options written) was $705,354,976.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$2,459,046
Depreciation	32,406,411

Net unrealized appreciation (depreciation) of investments	$29,947,365

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

(4)	Put Notional Amount is calculated by multiplying the Call Notional Amount by the Strike Price.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

N/A	Not applicable.

N/R	Not rated.

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

HUF	Hungarian Forint

ISK	Iceland Krona

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

TRY	New Turkish Lira

USD	United States Dollar

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009